Cover Page Document	Oct. 21, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	Oct. 21, 2019
Entity Registrant Name	Post Holdings, Inc.
Entity Incorporation, State or Country Code	MO
Entity File Number	001-35305
Entity Tax Identification Number	45-3355106
Entity Address, Address Line One	2503 S. Hanley Road
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63144
City Area Code	314
Local Phone Number	644-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	POST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001530950
Document Fiscal Year Focus
Document Fiscal Period Focus
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 8-K is filed by Post Holdings, Inc. to furnish the pro forma financial information required by Item 9.01(b)(1) of Form 8-K related to the completion of the transaction previously reported in Post’s Current Report on Form 8-K filed with the Securities and Exchange Commission on October 21, 2019.